Summary of Significant Accounting Policies - Schedule of reconciliation of net income per common stock (Details) - USD ($)	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Class A common stock
Summary of Significant Accounting Policies
Allocation of net income	$ (328,630)		$ 18,026,419	$ (264,590)	$ 12,441,680		$ 15,386,968	$ (193,470)
Weighted average shares outstanding, basic (in shares)	4,312,774		42,500,000	18,026,419	42,500,000		42,500,000	35,224,658
Weighted average shares outstanding, diluted (in shares)	4,312,774		42,500,000	18,026,419	42,500,000		42,500,000	35,224,658
Basic net income (loss) per share	$ (0.08)	$ 0.03	$ 0.06	$ (0.01)	$ 0.29	$ 0.32	$ 0.36	$ (0.01)
Diluted net income (loss) per share	$ (0.08)	0.03	$ 0.06	$ (0.01)	$ 0.29	0.32	$ 0.36	$ (0.01)
Class B common stock
Summary of Significant Accounting Policies
Allocation of net income	$ (809,615)		$ 10,625,000	$ (155,953)	$ 3,110,420		$ 3,846,742	$ (58,163)
Weighted average shares outstanding, basic (in shares)	10,625,000		10,625,000	10,625,000	10,625,000		10,625,000	10,589,629
Weighted average shares outstanding, diluted (in shares)	10,625,000		10,625,000	10,625,000	10,625,000		10,625,000	10,589,629
Basic net income (loss) per share	$ (0.08)	0.03	$ 0.06	$ (0.01)	$ 0.29	0.32	$ 0.36	$ (0.01)
Diluted net income (loss) per share	$ (0.08)	$ 0.03	$ 0.06	$ (0.01)	$ 0.29	$ 0.32	$ 0.36	$ (0.01)